Earnings/ (Loss) per Common Share	6 Months Ended
Jun. 30, 2018
Earnings/ (Loss) per Common Share [Abstract]
EARNINGS/ (LOSS) PER COMMON SHARE

NOTE 15: EARNINGS/ (LOSS) PER COMMON SHARE

Earnings/ (loss) per share is calculated by dividing net income attributable to common stockholders by the weighted average number of shares of common stock of Navios Acquisition outstanding during the period.

Potential common shares of 10,950,915 for the three and six month periods ended June 30, 2018 (which includes Series C Convertible Preferred Stock, stock options and restricted shares), have an anti-dilutive effect (i.e., those that increase earnings per share or decrease loss per share) and are therefore excluded from the calculation of diluted earnings per share.

Potential common shares of 9,176,000 (which includes Series C Convertible Preferred Stock and Stock options) for the three and six month periods ended June 30, 2017 have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted income/(loss) per share.

	For the Three Months Ended June 30, 2018	For the Three Months Ended June 30 2017	For the Six Months Ended June 30, 2018	For the Six Months Ended June 30, 2017
Numerator:
Net loss	$(22,068)	$(64,417)	$(46,534)	$(58,802)
Less:
Dividend declared on restricted shares	(35)	—	(71)	—
Undistributed loss attributable to Series C participating preferred shares	1,117	3,127	2,321	2,855

Net loss attributable to common stockholders, basic	$(20,986)	$(61,290)	$(44,284)	$(55,947)

Plus:
Dividend declared on restricted shares	—	—	—	—
Net loss attributable to common stockholders, diluted	$(20,986)	$(61,290)	$(44,284)	$(55,947)

Denominator:
Denominator for basic net loss per share — weighted average shares	144,228,909	150,436,836	146,378,370	150,468,625
Series A preferred stock	—	—	—	—
Restricted shares	—	—	—	—
Denominator for diluted net loss per share — adjusted weighted average shares	144,228,909	150,436,836	146,378,370	150,468,625

Net loss per share, basic and diluted	$(0.15)	$(0.41)	$(0.30)	$(0.37)